CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent assets:
Property, plant and equipment	$ 8,712,978	$ 8,226,202
Goodwill and intangible assets, net	376,749	547,942
Investments in joint ventures	37,938	36,702
Other noncurrent financial assets	2,317	34,054
Deferred tax assets	352,770	443,566
Receivables, prepayments and other assets	253,511	46,443
Total noncurrent assets	9,736,263	9,334,909
Current assets:
Inventories	1,121,251	919,519
Other current financial assets	23,183	50,534
Receivables from government grants	45,806	51,660
Receivables, prepayments and other assets	1,161,912	1,056,934
Cash and cash equivalents	2,939,187	908,077
Total current assets	5,291,339	2,986,724
Total Assets	15,027,602	12,321,633
Equity:
Ordinary shares, $0.02 par value, 500,000 thousand and 531,846 thousand shares issued and outstanding as of December 31, 2020 and 2021, respectively	10,637	10,000
Additional paid-in capital	23,487,463	11,707,515
Loan from shareholder	0	10,680,687
Accumulated deficit	(15,468,822)	(15,218,509)
Accumulated other comprehensive loss	(53,752)	(3,319)
Equity attributable to the shareholder of GLOBALFOUNDRIES INC.	7,975,526	7,176,374
Non-controlling interest	57,606	65,128
Total equity	8,033,132	7,241,502
Noncurrent liabilities:
Term loans	1,715,833	1,956,148
Noncurrent portion of lease obligations	290,547	333,242
Other noncurrent liabilities	1,445,324	412,666
Provisions	232,536	353,308
Noncurrent portion of deferred income from government grants	147,371	128,697
Total noncurrent liabilities	3,831,611	3,184,061
Current liabilities:
Term loans	297,266	381,807
Current portion of lease obligations	134,971	131,270
Current portion of deferred income from government grants	28,926	40,505
Trade payables and other current liabilities	2,585,750	1,342,488
Provisions	115,946	0
Total current liabilities	3,162,859	1,896,070
Total liabilities	6,994,470	5,080,131
Total liabilities and equity	$ 15,027,602	$ 12,321,633